Consolidated Statements Of Shareholders' Equity (USD $) In Thousands	Total	Common Stock	Additional Contributed Capital	Retained Earnings	Accumulated Other Comprehensive Earnings/ (Loss)	Comprehensive Earnings/ (Loss)	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 277,473	$ 280,266	$ 37,148	$ 355,694	$ (98,626)	$ 0	$ (297,009)
Net earnings/(loss)	(34,050)			(34,050)		(34,050)
Cumulative translation adjustment, net of tax of $1,366 for 2009, $1,047 for 2010 and $51 for 2011	3,299				3,299	3,299
Other comprehensive income, net of tax of $1,987 for 2009, $5,136 for 2010 and $17,443 for 2011	0	0	0	0	0	0	0
Prior service costs	(252)				(252)	(252)
Unrecognized gain	2,294				2,294	2,294
Comprehensive gain (loss)						(28,709)
Cash dividends of $0.12 for 2009 and 2010 and $0.125 for 2011 per share	(4,062)			(4,062)
Issued 181,947 for 2009, 286,129 for 2010 and 213,287 for 2011 shares on vesting of restricted stock units	(365)	2,225	(2,590)
Tax cost on vesting of restricted stock units	(438)		(438)
Stock compensation	3,555		3,555
Ending balance at Dec. 31, 2009	247,454	282,491	37,675	317,582	(93,285)	0	(297,009)
Net earnings/(loss)	22,038			22,038		22,038
Cumulative translation adjustment, net of tax of $1,366 for 2009, $1,047 for 2010 and $51 for 2011	(1,715)				(1,715)	(1,715)
Other comprehensive income, net of tax of $1,987 for 2009, $5,136 for 2010 and $17,443 for 2011	0	0	0	0	0	0	0
Prior service costs	476				476	476
Unrecognized gain	6,969				6,969	6,969
Comprehensive gain (loss)						27,768
Cash dividends of $0.12 for 2009 and 2010 and $0.125 for 2011 per share	(4,096)			(4,096)
Issued 17,500 shares for 2010 and 59,263 shares for 2011 on vesting of stock option - net	131	131
Issued 181,947 for 2009, 286,129 for 2010 and 213,287 for 2011 shares on vesting of restricted stock units	(992)	2,893	(3,885)
Tax cost on vesting of restricted stock units	(50)		(50)
Stock compensation	4,035		4,035
Ending balance at Dec. 31, 2010	274,250	285,515	37,775	335,524	(87,555)	0	(297,009)
Net earnings/(loss)	20,967			20,967		20,967
Cumulative translation adjustment, net of tax of $1,366 for 2009, $1,047 for 2010 and $51 for 2011	(251)				(251)	(251)
Other comprehensive income, net of tax of $1,987 for 2009, $5,136 for 2010 and $17,443 for 2011	0	0	0	0	0	0	0
Prior service costs	372				372	372
Unrecognized gain	(27,712)				(27,712)	(27,712)
Comprehensive gain (loss)						(6,624)
Cash dividends of $0.12 for 2009 and 2010 and $0.125 for 2011 per share	(4,286)			(4,286)
Issued 17,500 shares for 2010 and 59,263 shares for 2011 on vesting of stock option - net	472	472
Issued 181,947 for 2009, 286,129 for 2010 and 213,287 for 2011 shares on vesting of restricted stock units	(892)	1,674	(2,566)
Acquired 403,347 shares for treasury stock	(3,575)						(3,575)
Tax benefit on vesting of restricted stock units	206		206
Stock compensation	3,746		3,746
Ending balance at Dec. 31, 2011	$ 263,297	$ 287,661	$ 39,161	$ 352,205	$ (115,146)	$ 0	$ (300,584)